Fair value measurements - Summary of Carrying Values and Fair Values of Other Financial Instruments (Detail) - Line of Credit - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
2017 First Lien Term Facility | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 778.3	$ 786.6
2017 First Lien Term Facility | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	780.0	730.6
2019 First Lien Term Facility | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	97.5	98.5
2019 First Lien Term Facility | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	98.0	93.0
2017 Second Lien Term Facility | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	0.0	310.0
2017 Second Lien Term Facility | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	0.0	241.8
Revolving Facility | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	2.7	142.6
Revolving Facility | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	2.7	142.6
2021 Revolving Facility | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	37.3	0.0
2021 Revolving Facility | Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 37.3	$ 0.0